Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2021
Fixed assets, net
Schedule of leaseback instalments

The scheduled aggregate leaseback instalments subsequent to June 30, 2021 are as follows (in thousands):

Instalments due by 12-months period ended:
June 30, 2022	$74,716
June 30, 2023	68,482
June 30, 2024	77,793
June 30, 2025	7,209
Until April 2026	36,411
Total leaseback instalments	264,611
Less: Imputed interest	(27,396)
Total leaseback obligation	237,215
Less: Deferred finance costs, net	(5,357)
Less: Current leaseback obligation	(63,316)
Leaseback obligation, net of current portion	$168,542